FAIR VALUE PRESENTATION	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE PRESENTATION
NOTE 3 - FAIR VALUE PRESENTATION

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s assets and liabilities that are measured at fair value as of June 30, 2016 and December 31, 2015 are classified in the tables below in one of the three categories described above:

	June 30, 2016
	Level 1	Level 2	Total
Marketable securities	$954	$41,803	$42,757
Currency options designated as hedging instruments	-	$17	$17

	December 31, 2015
	Level 1	Level 2	Total
Marketable securities	$1,977	$54,770	$56,747
Currency options designated as hedging instruments (current liability)	-	$(5)	$(5)

Foreign exchange risk management

The Company purchases and writes non-functional currency options in order to hedge the currency exposure on the Company’s cash flow. The currency hedged items are denominated in New Israeli Shekel (NIS). The purchasing and writing of options is part of a comprehensive currency hedging strategy. These transactions are at zero cost for periods of up to one year. The counterparties to the derivatives are major banks in Israel.

During February 2015, the Company began purchasing and writing options in respect of salary, rent and other expenses dominated in NIS for a period of up to a year ahead. These transactions qualify for cash flow hedge accounting. During the six months ended June 30, 2016 the Company recorded income in the amount of $4 in operating expenses relating to hedge transaction.

As of June 30, 2016 the total hedged amount was NIS 12.3 million.

As of June 30, 2016, the Company has a lien in the amount of $761 on the Company’s marketable securities in respect of bank guarantees granted in order to secure the hedging transactions.